Stock-Based Compensation	9 Months Ended
Sep. 30, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

We have adopted various option plans under which stock options and common stock can be granted to employees and non-employees. The plans provide for the grant of incentive stock options, within the meaning of Section 422 of the Code, to our employees and any affiliates’ employees and for the grant of nonstatutory stock options and awards of restricted or unrestricted shares of common stock to our and our affiliates’ employees, consultants and advisors. As of December 31, 2015, we have reserved 2,606,879 shares of common stock for issuance under our stock option plans. As of September 30, 2016 (unaudited), we have reserved 3,536,156 shares of common stock for issuance under our stock option plans.

We provide employees with the opportunity to early exercise stock options subject to the original vesting schedule of the option. In the event of voluntary or involuntary termination of employment with us, we have an irrevocable and exclusive option to repurchase the unvested portion of the shares at the original exercise price after the termination of employment. We account for cash received in consideration for the purchase of unvested shares of common stock or the early exercise of unvested stock options as a current liability and include it in accrued compensation and employee related benefits on the consolidated balance sheet. We repurchased 1,770 and 2,020 unvested shares from terminated employees in 2014 and 2015, respectively.

The following table presents the detail of stock-based compensation expense amounts included in our consolidated statements of operations for the periods indicated below:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
	(in thousands)
Cost of revenue	$49	$31	$26	$39
Research and development expense	362	305	241	416
Sales and marketing expense	413	692	507	754
General and administrative expense	313	150	111	208
Offering costs	38	—	—	—
Total stock-based compensation expense	1,175	1,178	885	1,417

In 2014, we completed an offer to exchange certain employee’s stock options for new options with an exercise price of $5.04 granted on a one-for-one basis. 81 employees participated and exchanged 237,385 shares. We did not modify the vesting period for the new options compared to the vesting period of the original option grants. The exchange did not result in a material charge in 2014.

Detail related to activity of unvested shares of our common stock is as follows:

	SHARES OUTSTANDING
	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE PER SHARE
	(in thousands, except per share amounts)
Balance at December 31, 2014	216	$1.68
Issued	2	5.18
Vested	(80)	1.49
Repurchased	(2)	1.33
Balance at December 31, 2015	136	1.76
Issued (unaudited)	58	5.33
Vested (unaudited)	(54)	1.70
Balance at September 30, 2016 (unaudited)	140	$3.26

A summary of the option activity under our stock option plan is presented below:

		OPTIONS OUTSTANDING
			WEIGHTED-
			AVERAGE
	SHARES		EXERCISE
	AVAILABLE	NUMBER OF	PRICE PER
	FOR GRANT	SHARES	SHARE
	(in thousands, except per share amounts)
Balance at December 31, 2014	86	2,007	$1.92
Options Granted	(696)	696	6.24
Options Exercised	—	(656)	0.84
Options Forfeited or Cancelled	153	(150)	3.48
Options Repurchased	2	—	1.32
Additional Shares Reserved	667	—	—
Balance at December 31, 2015	212	1,896	3.72
Additional Shares Reserved (unaudited)	1,596	—	—
Options Granted (unaudited)	(582)	582	19.62
Options Exercised (unaudited)	—	(168)	3.30
Options Forfeited or Cancelled (unaudited)	73	(73)	5.64
Balance at September 30, 2016 (unaudited)	1,299	2,237	$7.84

The total intrinsic value for options exercised during 2014 and 2015 was $1.9 million and $3.8 million, respectively, representing the difference between the estimated fair values of our common stock underlying these options at the dates of exercise and the exercise prices paid. The total intrinsic value of options exercised during the nine months ended September 30, 2016 was $1.1 million (unaudited).

The following table summarizes information about stock options outstanding at December 31, 2015:

		WEIGHTED-	WEIGHTED-
	SHARES	AVERAGE	AVERAGE
	SUBJECT TO	REMAINING	EXERCISE	TOTAL
	OPTIONS	CONTRACTUAL	PRICE PER	INTRINSIC
	OUTSTANDING	LIFE (YEARS)	SHARE	VALUE
	(in thousands, except per share amounts)
$0.60 – $1.08	189	3.92	$0.72	$1,435
$1.20	410	6.67	1.20	2,897
$1.32 – $4.32	320	6.90	1.80	2,086
$4.44 – $5.28	632	9.16	5.04	2,046
$5.40 – $6.84	73	9.46	5.52	201
$6.96 – $10.32	272	9.46	8.40	—
$0.60 – $10.32	1,896	7.77	3.72	$8,666
Exercisable	877	6.23	1.68	$5,778
Vested and expected to vest	1,757	7.57	$3.24	$8,877

We estimate the weighted-average grant-date fair value of options granted during 2014 and 2015, some with exercise prices less than the estimated per share value of our common stock for financial reporting purposes on the grant date, was $4.08 and $3.12 per share, respectively. We estimated the weighted-average grant-date fair value of options granted during the nine months ended September 30, 2016 was $19.62 (unaudited) per share. We estimated the fair value of each employee option grant for 2014 and 2015 and for the nine months ended September 30, 2015 and 2016 on the grant date using the Black-Scholes option pricing model with the following assumptions:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
(unaudited)
Risk-free interest rates	1.8% – 2.0%	1.2% – 1.6%	1.2% – 1.5%	0.9% – 1.3%
Expected term	6.0 years	4.3 – 6.0 years	4.3 – 6.0 years	3.5 – 4.4 years
Expected dividends yield	None	None	None	None
Volatility	43.8% – 46.9%	41.5% – 43.4%	41.5% – 43.4%	40.8% – 51.6%

We determined that it was not practicable to calculate the volatility of our share price since our securities are not publicly traded and therefore there is no readily determinable market value for our stock. Therefore, we estimated our volatility based on reported market value data for a group of publicly-traded entities that we believe are relatively comparable after consideration of their size, stage of lifecycle, profitability, growth and risk and return on investment. We used the average volatility rates reported by the comparable group for the expected term estimated by us.

The total fair value of options vested was $1.8 million and $1.3 million during 2014 and 2015, respectively.

As of December 31, 2015 our total unrecognized compensation cost related to stock-based awards was $2.9 million, net of estimated forfeitures, which will be recognized over the weighted-average remaining requisite service period of 2.8 years. As of September 30, 2016 our total unrecognized compensation cost related to stock-based awards was $7.0 million (unaudited), which will be recognized over the weighted-average remaining requisite service period of 2.8 years (unaudited).